Revenue Recognition - Schedule of Revenue From Contract With Customers (Details) (USD $) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 13,066,237	$ 11,393,277
Appliance Sales To Integrated Providers [Member]
Total revenue	4,547,883	2,917,095
Center Revenue [Member]
Total revenue	341,957	1,432,528
Product [Member]
Total revenue	4,889,840	4,349,623
VIP [Member]
Total revenue	7,540,718	6,742,283
Billing Intelligence Services [Member]
Total revenue	620,094	256,415
Sponsorship/Seminar/Other [Member]
Total revenue	15,585	44,956
Service [Member]
Total revenue	$ 8,176,397	$ 7,043,654